STAFF COSTS	6 Months Ended
Jun. 30, 2022
STAFF COSTS
STAFF COSTS

NOTE 1 – STAFF COSTS

USDm	Q2 2022	Q2 2021	Q1‑Q2 2022	Q1‑Q2 2021	FY 2021

Included in operating expenses	1.9	2.4	4.2	4.8	9.7
Included in administrative expenses	9.5	11.1	20.3	22.4	42.4
Total staff costs	11.4	13.5	24.5	27.2	52.1